UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
March 31, 2014 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--1.3%
General Motors	7,950		273,639
Johnson Controls	3,620		171,298
			444,937
Banks--13.9%
Bank of America	55,270		950,644
Citigroup	11,100		528,360
Comerica	8,290		429,422
Fifth Third Bancorp	11,290		259,105
JPMorgan Chase & Co.	18,540		1,125,563
PNC Financial Services Group	4,870		423,690
Regions Financial	15,970		177,427
Wells Fargo & Co.	18,650		927,651
			4,821,862
Capital Goods--5.6%
Cummins	3,710		552,753
Eaton	4,640		348,557
Honeywell International	5,320		493,483
Owens Corning	4,070		175,702
PACCAR	5,650		381,036
			1,951,531
Commercial & Professional Services--.5%
Tyco International	4,080		172,992
Consumer Durables & Apparel--1.0%
PVH	2,790		348,108
Consumer Services--1.1%
Carnival	9,720		367,999
Diversified Financials--12.6%
Ameriprise Financial	5,330		586,673
Berkshire Hathaway, Cl. B	7,650	a	956,020
Capital One Financial	2,260		174,382
Discover Financial Services	2,940		171,079
Goldman Sachs Group	3,520		576,752
ING US	21,120		766,022
Invesco	5,660		209,420
Morgan Stanley	13,180		410,821
Santander Consumer USA Holdings	8,330		200,586
TD Ameritrade Holding	10,090		342,556
			4,394,311
Energy--12.3%

Anadarko Petroleum	1,540		130,530
Cameron International	2,810	a	173,574
Exxon Mobil	17,580		1,717,214
Occidental Petroleum	15,450		1,472,231
Phillips 66	5,540		426,912
Schlumberger	1,750		170,625
Valero Energy	3,240		172,044
			4,263,130
Exchange-Traded Funds--.7%
iShares Russell 1000 Value Index
Fund	2,620	b	252,830
Food & Staples Retailing--1.7%
CVS Caremark	8,060		603,372
Food, Beverage & Tobacco--3.7%
Archer-Daniels-Midland	7,780		337,574
Coca-Cola Enterprises	10,930		522,017
PepsiCo	3,160		263,860
Philip Morris International	1,990		162,921
			1,286,372
Health Care Equipment & Services--6.0%
Aetna	3,400		254,898
Cardinal Health	7,390		517,152
Cigna	5,430		454,654
McKesson	2,780		490,865
Omnicare	3,280		195,718
UnitedHealth Group	2,090		171,359
			2,084,646
Household & Personal Products--.4%
Avon Products	8,930		130,735
Insurance--5.3%
Allstate	4,330		244,991
American International Group	8,370		418,584
Hartford Financial Services Group	10,820		381,621
MetLife	8,940		472,032
Prudential Financial	3,630		307,280
			1,824,508
Materials--2.7%
Dow Chemical	5,270		256,069
Martin Marietta Materials	3,270	b	419,705
Vulcan Materials	4,190		278,426
			954,200
Media--4.2%
News Corp., Cl. A	9,100	a	156,702
Twenty-First Century Fox, Cl. A	7,480		239,136
Viacom, Cl. B	3,940		334,861
Walt Disney	9,060		725,434

			1,456,133
Pharmaceuticals, Biotech & Life Sciences--9.8%
AbbVie	6,510		334,614
Agilent Technologies	4,160		232,627
Amgen	2,740		337,952
Eli Lilly & Co.	3,240		190,706
Merck & Co.	16,520		937,840
Mylan	5,040	a	246,103
Pfizer	35,150		1,129,018
			3,408,860
Retailing--1.0%
Kohl's	6,260		355,568
Semiconductors & Semiconductor Equipment--4.6%
Applied Materials	18,580		379,404
Micron Technology	3,880	a	91,801
Texas Instruments	15,130		713,380
Xilinx	7,300		396,171
			1,580,756
Software & Services--1.8%
Google, Cl. A	210	a	234,047
Microsoft	9,270		379,977
			614,024
Technology Hardware & Equipment--5.5%
Apple	800		429,392
Cisco Systems	35,410		793,538
EMC	15,710		430,611
Western Digital	2,870		263,523
			1,917,064
Transportation--1.8%
Delta Air Lines	11,140		386,001
FedEx	1,930		255,841
			641,842
Utilities--2.2%
NextEra Energy	2,710		259,130
NRG Energy	16,350		519,930
			779,060
Total Common Stocks
(cost $26,574,525)			34,654,840

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $58,384)	58,384	[c]	58,384
Investment of Cash Collateral for
Securities Loaned--1.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $672,009)	672,009 [c]	672,009
Total Investments (cost $27,304,918)	101.8%	35,385,233
Liabilities, Less Cash and Receivables	(1.8%)	(628,041)
Net Assets	100.0%	34,757,192

ETF-Exchange-Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2014, the value of the fund’s securities on loan was $665,693 and the value of the collateral held by the fund was $672,009.
c Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $8,080,315 of which $8,165,537 related to appreciated investment securities and $85,222 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	13.9
Diversified Financials	12.6
Energy	12.3
Pharmaceuticals, Biotech & Life Sciences	9.8
Health Care Equipment & Services	6.0
Capital Goods	5.6
Technology Hardware & Equipment	5.5
Insurance	5.3
Semiconductors & Semiconductor Equipment	4.6
Media	4.2
Food, Beverage & Tobacco	3.7
Materials	2.7
Utilities	2.2
Money Market Investments	2.1
Software & Services	1.8
Transportation	1.8
Food & Staples Retailing	1.7
Automobiles & Components	1.3
Consumer Services	1.1
Consumer Durables & Apparel	1.0
Retailing	1.0
Exchange-Traded Funds	.7
Commercial & Professional Services	.5
Household & Personal Products	.4
101.8

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	34,402,010	-	-	34,402,010
Exchange-Traded Funds	252,830	-	-	252,830
Mutual Funds	730,393	-	-	730,393

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
March 31, 2014 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Banks--4.8%
Associated Banc-Corp	133,000		2,401,980
BancorpSouth	64,300		1,604,928
Cathay General Bancorp	50,500		1,272,095
Comerica	11,900		616,420
East West Bancorp	81,400		2,971,100
			8,866,523
Capital Goods--11.5%
AECOM Technology	81,000	a	2,605,770
AGCO	13,500		744,660
Alliant Techsystems	22,000		3,127,300
IDEX	39,400		2,871,866
ITT	8,700		372,012
Lennox International	33,400		3,036,394
Lincoln Electric Holdings	38,000		2,736,380
Masco	22,000		488,620
Oshkosh	56,100		3,302,607
Valmont Industries	9,700		1,443,748
WABCO Holdings	2,300	a	242,788
			20,972,145
Commercial & Professional Services--1.1%
Deluxe	34,600		1,815,462
Herman Miller	5,900		189,567
			2,005,029
Consumer Durables & Apparel--4.7%
Deckers Outdoor	34,500	a	2,750,685
Hanesbrands	46,400		3,548,672
Whirlpool	15,800		2,361,468
			8,660,825
Consumer Services--2.9%
Bally Technologies	38,100	a	2,524,887

Domino's Pizza	3,600		277,092
Hyatt Hotels, Cl. A	9,300	a	500,433
Sotheby's	38,800	b	1,689,740
Wyndham Worldwide	4,700		344,181
			5,336,333
Diversified Financials--4.8%
Affiliated Managers Group	5,270	a	1,054,263
Moody's	3,700		293,484
SEI Investments	61,000		2,050,210
SLM	79,200		1,938,816
Waddell & Reed Financial, Cl. A	47,200		3,474,864
			8,811,637
Energy--5.4%
Chesapeake Energy	78,300		2,006,046
Dril-Quip	26,200	a	2,937,020
EQT	18,900		1,832,733
Kosmos Energy	18,500	a	203,500
SM Energy	39,700		2,830,213
			9,809,512
Food & Staples Retailing--1.6%
Kroger	54,400		2,374,560
SUPERVALU	91,500	a	625,860
			3,000,420
Food, Beverage & Tobacco--2.3%
Hillshire Brands	75,800		2,824,308
Ingredion	6,300		428,904
Keurig Green Mountain	6,400		675,776
Tootsie Roll Industries	11,988	b	358,926
			4,287,914
Health Care Equipment & Services--6.5%
Health Net	81,600	a	2,775,216
Hill-Rom Holdings	61,300		2,362,502
Owens & Minor	6,500	b	227,695
ResMed	64,100	b	2,864,629
STERIS	31,100		1,485,025
Universal Health Services, Cl. B	26,300		2,158,441
			11,873,508

Household & Personal Products--1.6%
Energizer Holdings	29,400		2,961,756
Insurance--4.9%
Everest Re Group	20,400		3,122,220
Lincoln National	12,600		638,442
Protective Life	23,000		1,209,570
The Hanover Insurance Group	24,900		1,529,856
XL Group	76,800		2,400,000
			8,900,088
Materials--8.9%
Commercial Metals	106,800		2,016,384
Olin	95,600	b	2,639,516
Packaging Corporation of America	47,300		3,328,501
Reliance Steel & Aluminum	14,900		1,052,834
Scotts Miracle-Gro, Cl. A	38,500		2,359,280
Silgan Holdings	46,400		2,297,728
Worthington Industries	68,900		2,635,425
			16,329,668
Media--.3%
Morningstar	6,700		529,434
Pharmaceuticals, Biotech & Life Sciences--4.9%
Charles River Laboratories
International	36,700	a	2,214,478
Covance	7,500	a	779,250
Mettler-Toledo International	13,800	a	3,252,384
United Therapeutics	29,100	a	2,736,273
			8,982,385
Real Estate--5.9%
Camden Property Trust	15,500	c	1,043,770
CBL & Associates Properties	87,100	c	1,546,025
Corrections Corporation of America	73,035	c	2,287,456
Extra Space Storage	12,500	c	606,375
National Retail Properties	37,200	c	1,276,704
Omega Healthcare Investors	44,500	b,c	1,491,640
Potlatch	26,900	c	1,040,761
Weingarten Realty Investors	52,500	c	1,575,000
			10,867,731

Retailing--4.9%
Bed Bath & Beyond	34,000	a	2,339,200
Dillard's, Cl. A	3,600		332,640
GameStop, Cl. A	62,200	b	2,556,420
GNC Holdings, Cl. A	13,300		585,466
O'Reilly Automotive	8,700	a	1,290,993
PetSmart	26,300		1,811,807
			8,916,526
Semiconductors & Semiconductor Equipment--3.6%
Atmel	178,500	a	1,492,260
Integrated Device Technology	187,600	a	2,294,348
International Rectifier	100,700	a	2,759,180
			6,545,788
Software & Services--10.2%
Amdocs	47,300		2,197,558
ANSYS	21,900	a	1,686,738
Cadence Design Systems	188,500	a	2,929,290
Convergys	27,500		602,525
Conversant	48,500	a	1,365,275
DST Systems	30,044		2,847,871
FactSet Research Systems	26,100	b	2,813,841
Mentor Graphics	111,300		2,450,826
NeuStar, Cl. A	54,100	a	1,758,791
			18,652,715
Technology Hardware & Equipment--3.1%
Brocade Communications Systems	21,200	a	224,932
NetApp	61,400		2,265,660
SanDisk	29,900		2,427,581
Vishay Intertechnology	52,900		787,152
			5,705,325
Transportation--2.1%
Kirby	28,600	a	2,895,750
Matson	40,500		999,945
			3,895,695
Utilities--3.3%
Cleco	38,500		1,947,330
IDACORP	45,500		2,523,885

PNM Resources	60,400	1,632,612
		6,103,827
Total Common Stocks
(cost $150,577,423)		182,014,784

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,312,109)	1,312,109 [d]	1,312,109
Investment of Cash Collateral for
Securities Loaned--4.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,900,205)	8,900,205 [d]	8,900,205
Total Investments (cost $160,789,737)	104.9%	192,227,098
Liabilities, Less Cash and Receivables	(4.9%)	(9,040,822)
Net Assets	100.0%	183,186,276

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $8,927,050 and the value of the collateral held by the fund was $8,960,824, consisting of cash collateral of $8,900,205 and U.S. Government &
Agency securities valued at $60,619.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $31,437,361 of which $34,720,749 related to appreciated investment securities and $3,283,388 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.5
Software & Services	10.2
Materials	8.9
Health Care Equipment & Services	6.5
Real Estate	5.9
Money Market Investments	5.6

Energy	5.4
Insurance	4.9
Pharmaceuticals, Biotech & Life Sciences	4.9
Retailing	4.9
Banks	4.8
Diversified Financials	4.8
Consumer Durables & Apparel	4.7
Semiconductors & Semiconductor Equipment	3.6
Utilities	3.3
Technology Hardware & Equipment	3.1
Consumer Services	2.9
Food, Beverage & Tobacco	2.3
Transportation	2.1
Food & Staples Retailing	1.6
Household & Personal Products	1.6
Commercial & Professional Services	1.1
Media	.3
104.9

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	182,014,784	-	-	182,014,784
Mutual Funds	10,212,314	-	-	10,212,314

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2014 (Unaudited)

Common Stocks--98.9%	Shares		Value ($)
Automobiles & Components--.7%
Dorman Products	14,376	a	849,047
Drew Industries	11,122		602,812
Spartan Motors	4,486		23,058
Standard Motor Products	10,328		369,433
Superior Industries International	6,109		125,173
Winnebago Industries	12,169	a	333,309
			2,302,832
Banks--8.6%
Bank Mutual	30,722		194,777
Bank of the Ozarks	14,042		955,699
Banner	11,186		460,975
BBCN Bancorp	32,473		556,587
BofI Holding	5,196	a	445,557
Boston Private Financial Holdings	41,994		568,179
Brookline Bancorp	26,941		253,784
Cardinal Financial	13,773		245,573
City Holding	7,252		325,325
Columbia Banking System	25,200		718,704
Community Bank System	16,550		645,781
CVB Financial	44,521		707,884
Dime Community Bancshares	8,234		139,813
F.N.B.	71,075		952,405
First BanCorp	56,854	a	309,286
First Commonwealth Financial	54,338		491,216
First Financial Bancorp	24,831		446,461
First Financial Bankshares	14,860	b	918,199
First Midwest Bancorp	41,755		713,175
Glacier Bancorp	39,078		1,135,997
Hanmi Financial	18,086		421,404
Home BancShares	23,076		794,276
Independent Bank	8,830		347,637

MB Financial	28,968		896,849
National Penn Bancshares	60,475		631,964
NBT Bankcorp	16,910		413,619
Northwest Bancshares	39,857		581,912
Old National Bancorp	55,223		823,375
Oritani Financial	24,549		388,120
PacWest Bancorp	17,575	b	755,901
Pinnacle Financial Partners	18,370		688,691
PrivateBancorp	34,659		1,057,446
Provident Financial Services	26,022		478,024
S&T Bancorp	18,420		436,554
Simmons First National, Cl. A	9,812		365,693
Sterling Bancorp	34,653		438,707
Susquehanna Bancshares	86,804		988,698
Taylor Capital Group	4,681	a	111,970
Texas Capital Bancshares	18,904	a	1,227,626
Tompkins Financial	3,455		169,157
TrustCo Bank	31,121		219,092
UMB Financial	16,438		1,063,539
Umpqua Holdings	58,172	b	1,084,326
United Bankshares	26,695		817,401
United Community Banks	23,138	a	449,109
ViewPoint Financial Group	17,177		495,556
Wilshire Bancorp	37,126		412,099
Wintrust Financial	22,167		1,078,646
			28,822,768
Capital Goods--10.0%
AAON	16,299		454,253
AAR	20,686		536,802
Actuant, Cl. A	38,117		1,301,696
Aegion	19,334	a	489,344
Aerovironment	6,797	a	273,579
Albany International, Cl. A	14,977		532,283
American Science & Engineering	5,029		337,798
American Woodmark	8,145	a	274,161
Apogee Enterprises	13,072		434,383
Applied Industrial Technologies	22,042		1,063,306
Astec Industries	8,853		388,735

AZZ	11,534		515,339
Barnes Group	23,392		899,890
Brady, Cl. A	24,552		666,587
Briggs & Stratton	26,698		594,030
CIRCOR International	9,201		674,709
Comfort Systems USA	20,110		306,476
Cubic	8,102		413,769
Curtiss-Wright	22,739		1,444,836
DXP Enterprises	5,432	a	515,660
Dycom Industries	14,232	a	449,874
EMCOR Group	32,940		1,541,263
Encore Wire	8,285		401,905
EnerSys	23,694		1,641,757
Engility Holdings	10,599	a	477,485
EnPro Industries	10,067	a	731,569
ESCO Technologies	10,291		362,140
Federal Signal	36,930	a	550,257
Franklin Electric	16,245		690,737
GenCorp	24,374	a,b	445,313
Gibraltar Industries	12,694	a	239,536
Griffon	23,130		276,172
II-VI	27,793	a	428,846
John Bean Technologies	15,809		488,498
Kaman	10,603		431,330
Lindsay	6,464	b	569,996
Lydall	6,760	a	154,601
Moog, Cl. A	23,354	a	1,529,921
Mueller Industries	26,702		800,793
National Presto Industries	2,069		161,465
Orbital Sciences	28,196	a	786,668
Powell Industries	2,943		190,706
Quanex Building Products	16,399		339,131
Simpson Manufacturing	22,414		791,887
Standex International	6,610		354,164
Taser International	26,385	a	482,582
Teledyne Technologies	18,332	a	1,784,254
Tennant	7,301		479,092
Titan International	20,360	b	386,636

Toro	28,526		1,802,558
Universal Forest Products	9,562		529,161
Vicor	7,117	a	72,593
Watts Water Technologies, Cl. A	13,539		794,604
			33,285,130
Commercial & Professional Services--3.4%
ABM Industries	23,428		673,321
CDI	9,581		164,314
Exponent	6,515		489,016
G&K Services, Cl. A	8,813		539,091
Healthcare Services Group	30,138		875,810
Heidrick & Struggles International	7,267		145,849
Insperity	9,294		287,928
Interface	26,467		543,897
Kelly Services, Cl. A	11,908		282,577
Korn/Ferry International	23,404	a	696,737
Mobile Mini	19,075		827,092
Navigant Consulting	27,932	a	521,211
On Assignment	23,270	a	897,989
Resources Connection	23,568		332,073
Tetra Tech	27,933	a	826,537
TrueBlue	20,952	a	613,056
UniFirst	7,935		872,374
United Stationers	20,566		844,646
Viad	6,187		148,735
WageWorks	12,657	a	710,184
			11,292,437
Consumer Durables & Apparel--4.0%
Arctic Cat	7,578		362,153
Blyth	5,414	b	58,092
Callaway Golf	35,564		363,464
Crocs	43,985	a	686,166
Ethan Allen Interiors	15,338		390,352
G-III Apparel Group	7,832	a	560,615
Helen of Troy	11,301	a	782,368
Iconix Brand Group	25,602	a	1,005,391
iRobot	13,177	a,b	540,916
JAKKS Pacific	9,325		67,326

La-Z-Boy	27,782		752,892
M/I Homes	10,923	a	244,894
Meritage Homes	17,571	a	735,873
Movado Group	8,331		379,477
Oxford Industries	5,956		465,759
Perry Ellis International	6,633	a	91,137
Quiksilver	50,174	a	376,807
Ryland Group	22,831		911,642
Skechers USA, Cl. A	20,441	a	746,914
Standard Pacific	68,547	a	569,626
Steven Madden	30,164	a	1,085,301
Sturm Ruger & Co.	10,123	b	605,355
Universal Electronics	6,544	a	251,224
Wolverine World Wide	49,769		1,420,905
			13,454,649
Consumer Services--4.1%
American Public Education	10,067	a	353,150
Biglari Holdings	493	a	240,333
BJ's Restaurants	9,299	a	304,170
Boyd Gaming	34,472	a	455,030
Buffalo Wild Wings	9,318	a	1,387,450
Capella Education	5,943		375,300
Career Education	18,464	a	137,741
Cracker Barrel Old Country Store	12,018		1,168,630
DineEquity	8,056		628,932
Hillenbrand	27,550		890,691
Interval Leisure Group	18,954		495,458
ITT Educational Services	10,959	a,b	314,304
Jack in the Box	21,343	a	1,257,956
Marcus	13,987		233,583
Marriott Vacations Worldwide	15,805	a	883,658
Monarch Casino & Resort	7,214	a	133,675
Multimedia Games Holding Company	14,191	a	412,107
Papa John's International	13,426		699,629
Pinnacle Entertainment	27,044	a	640,943
Red Robin Gourmet Burgers	5,855	a	419,686
Regis	13,900		190,430
Ruby Tuesday	23,781	a	133,411

Ruth's Hospitality Group	20,626		249,368
Sonic	27,294	a	622,030
Strayer Education	4,892	a,b	227,136
Texas Roadhouse	28,470		742,498
Universal Technical Institute	6,317		81,805
			13,679,104
Diversified Financials--3.5%
Calamos Asset Management, Cl. A	11,271		145,734
Cash America International	15,290		592,029
Encore Capital Group	9,652	a	441,096
Evercore Partners, Cl. A	17,277		954,554
EZCORP, Cl. A	23,493	a	253,489
Financial Engines	24,895		1,264,168
First Cash Financial Services	13,727	a	692,664
FXCM, Cl. A	16,546		244,384
Green Dot, Cl. A	13,333	a	260,393
HFF, Cl. A	17,582		590,931
Interactive Brokers Group, Cl. A	19,845		430,041
Investment Technology Group	16,348	a	330,230
MarketAxess Holdings	19,641		1,163,140
Piper Jaffray	6,596	a	302,097
Portfolio Recovery Associates	25,648	a	1,483,993
Stifel Financial	27,903	a	1,388,453
Virtus Investment Partners	3,582	a	620,295
World Acceptance	6,448	a,b	484,116
			11,641,807
Energy--4.5%
Approach Resources	13,260	a,b	277,267
Arch Coal	103,603	b	499,366
Basic Energy Services	8,894	a	243,785
Bristow Group	16,655		1,257,786
C&J Energy Services	22,160	a	646,186
Carrizo Oil & Gas	20,646	a	1,103,735
Cloud Peak Energy	24,501	a	517,951
Comstock Resources	21,770		497,444
Contango Oil & Gas	6,844	a	326,733
ERA Group	11,930	a	349,668
Exterran Holdings	30,155		1,323,201

Forest Oil	74,032	a	141,401
Geospace Technologies	5,719	a	378,426
Green Plains Renewable Energy	12,583		376,987
Gulf Island Fabrication	5,670		122,529
Hornbeck Offshore Services	14,659	a	612,893
ION Geophysical	50,500	a	212,605
Matrix Service	13,933	a	470,657
Newpark Resources	48,016	a	549,783
Northern Oil and Gas	27,469	a,b	401,597
PDC Energy	17,527	a	1,091,231
Penn Virginia	22,504	a	393,595
PetroQuest Energy	30,634	a	174,614
Pioneer Energy Services	21,296	a	275,783
SEACOR Holdings	10,271	a	887,620
Stone Energy	25,124	a	1,054,454
Swift Energy	18,435	a,b	198,361
Tesco	15,224	a	281,644
TETRA Technologies	36,670	a	469,376
			15,136,678
Food & Staples Retailing--.8%
Andersons	14,444		855,663
Casey's General Stores	17,369		1,173,971
Spartan Stores	20,976		486,853
			2,516,487
Food, Beverage & Tobacco--2.4%
Alliance One International	75,454	a	220,326
Annie's	7,650	a	307,453
B&G Foods	23,675		712,854
Boston Beer, Cl. A	3,775	a	923,856
Cal-Maine Foods	5,946		373,290
Calavo Growers	3,689	b	131,255
Darling International	75,266	a	1,506,825
Diamond Foods	7,690	a	268,612
J&J Snack Foods	7,052		676,780
Sanderson Farms	10,073		790,630
Seneca Foods, Cl. A	3,658	a	115,154
Snyders-Lance	22,961		647,271
TreeHouse Foods	18,128	a	1,305,035

			7,979,341
Health Care Equipment & Services--7.2%
Abaxis	10,320	a	401,242
ABIOMED	17,068	a,b	444,451
Air Methods	15,799	a	844,141
Almost Family	1,909	a	44,098
Amedisys	12,690	a	188,954
AMN Healthcare Services	24,193	a	332,412
AmSurg	16,152	a	760,436
Analogic	6,254		513,516
Anika Therapeutics	5,899	a	242,449
Bio-Reference Labs	11,890	a,b	329,115
Cantel Medical	15,012		506,205
Centene	29,030	a	1,807,117
Chemed	9,475	b	847,539
Computer Programs & Systems	4,369		282,237
CONMED	12,898		560,418
CorVel	5,488	a	273,083
Cross Country Healthcare	12,407	a	100,124
CryoLife	9,536		94,979
Cyberonics	11,800	a	769,950
Cynosure, Cl. A	7,352	a	215,414
Ensign Group	7,838		342,050
Gentiva Health Services	14,552	a	132,714
Greatbatch	11,026	a	506,314
Haemonetics	23,691	a	772,090
Hanger	16,535	a	556,899
HealthStream	8,219	a	219,447
Healthways	14,929	a,b	255,883
ICU Medical	6,556	a	392,573
Integra LifeSciences Holdings	9,247	a	425,270
Invacare	12,410		236,659
IPC The Hospitalist	7,485	a	367,364
Kindred Healthcare	23,828		558,052
Landauer	2,835		128,511
LHC Group	7,437	a	164,060
Magellan Health Services	13,656	a	810,484
Medidata Solutions	22,782	a	1,237,974

Meridian Bioscience	22,221	b	484,196
Merit Medical Systems	17,482	a	249,993
Molina Healthcare	13,917	a	522,723
MWI Veterinary Supply	6,022	a	937,144
Natus Medical	12,735	a	328,563
Neogen	15,328	a	688,994
NuVasive	22,257	a	854,891
Omnicell	18,341	a	524,919
PharMerica	16,084	a	450,030
Quality Systems	24,051		405,981
SurModics	9,751	a	220,373
Symmetry Medical	24,754	a	249,025
West Pharmaceutical Services	35,170		1,549,239
			24,130,295
Household & Personal Products--.4%
Central Garden & Pet, Cl. A	10,327	a	85,404
Inter Parfums	9,602		347,688
Medifast	9,839	a	286,217
WD-40	7,513		582,783
			1,302,092
Insurance--1.9%
AMERISAFE	8,589		377,143
eHealth	7,144	a	362,915
Employers Holdings	17,809		360,276
HCI Group	4,565	b	166,166
Horace Mann Educators	16,109		467,161
Infinity Property & Casualty	6,134		414,842
Meadowbrook Insurance Group	13,762		80,232
Navigators Group	5,540	a	340,101
ProAssurance	27,491		1,224,174
RLI	14,070		622,457
Safety Insurance Group	5,137		276,627
Selective Insurance Group	27,570		642,932
Stewart Information Services	9,839		345,644
Tower Group International	12,474		33,680
United Fire Group	12,000		364,200
Universal Insurance Holdings	13,603		172,758
			6,251,308

Materials--6.7%
A. Schulman	13,269		481,134
A.M. Castle & Co.	13,243	a,b	194,540
AK Steel Holding	66,488	a,b	480,043
AMCOL International	13,033		596,651
American Vanguard	11,480		248,542
Balchem	13,704		714,252
Boise Cascade	14,919	a	427,280
Calgon Carbon	29,694	a	648,220
Century Aluminum	23,769	a	313,988
Clearwater Paper	8,983	a	562,965
Deltic Timber	3,801		247,939
Flotek Industries	19,896	a	554,104
FutureFuel	13,454		273,116
Glatfelter	19,909		541,923
Globe Specialty Metals	35,910		747,646
H.B. Fuller	23,146		1,117,489
Hawkins	2,111		77,558
Haynes International	4,806		259,524
Headwaters	32,987	a	435,758
Innophos Holdings	10,964		621,659
Kaiser Aluminum	9,938		709,772
KapStone Paper and Packaging	35,208	a	1,015,399
Koppers Holdings	11,715		483,009
Kraton Performance Polymers	14,345	a	374,978
LSB Industries	6,419	a	240,199
Materion	13,066		443,329
Myers Industries	15,761		313,959
Neenah Paper	9,418		487,099
Olympic Steel	6,210		178,227
OM Group	15,318		508,864
PolyOne	43,216		1,584,299
Quaker Chemical	7,193		567,024
RTI International Metals	14,135	a	392,670
Schweitzer-Mauduit International	16,280		693,365
Stepan	9,532		615,386
Stillwater Mining	60,618	a	897,753
SunCoke Energy	35,916	a	820,321

Texas Industries	9,122	a	817,514
Tredegar	10,047		231,181
US Silica Holdings	25,284	b	965,090
Wausau Paper	26,511		337,485
Zep	9,611		170,115
			22,391,369
Media--.7%
EW Scripps, Cl. A	14,666	a	259,882
Harte-Hanks	25,401		224,545
Live Nation Entertainment	68,810	a	1,496,618
Scholastic	10,073		347,317
Sizmek	12,022	a	127,794
			2,456,156
Pharmaceuticals, Biotech & Life Sciences--3.0%
Acorda Therapeutics	19,014	a	720,821
Affymetrix	41,311	a	294,547
Akorn	38,622	a	849,684
ArQule	29,677	a	60,838
Cambrex	12,557	a	236,951
Emergent BioSolutions	17,451	a	440,987
Hi-Tech Pharmacal	5,653	a	244,944
Impax Laboratories	33,283	a	879,337
Ligand Pharmaceuticals	11,165	a	750,958
Luminex	18,682	a	338,331
Medicines	28,525	a	810,681
Momenta Pharmaceuticals	23,790	a	277,154
PAREXEL International	28,894	a	1,562,876
Prestige Brands Holdings	23,551	a	641,765
Questcor Pharmaceuticals	27,877	b	1,810,054
Spectrum Pharmaceuticals	21,529	a,b	168,787
			10,088,715
Real Estate--7.1%
Acadia Realty Trust	22,545	c	594,737
Agree Realty	3,984	c	121,153
American Assets Trust	18,011	c	607,691
Associated Estates Realty	25,251	c	427,752
Capstead Mortgage	43,234	c	547,342
Cedar Realty Trust	39,978	c	244,266

CoreSite Realty	9,142	c	283,402
Cousins Properties	88,760	c	1,018,077
DiamondRock Hospitality	91,862	c	1,079,378
EastGroup Properties	15,006	c	944,027
EPR Properties	25,991	c	1,387,659
Forestar Group	16,497	a,c	293,647
Franklin Street Properties	36,525	c	460,215
Geo Group	37,686		1,214,997
Getty Realty	16,973	c	320,620
Government Properties Income Trust	29,459	c	742,367
Healthcare Realty Trust	41,889	c	1,011,619
Inland Real Estate	47,446	c	500,555
Kite Realty Group Trust	50,070	c	300,420
LaSalle Hotel Properties	48,096	c	1,505,886
Lexington Realty Trust	96,983	b,c	1,058,085
LTC Properties	19,120	c	719,486
Medical Properties Trust	77,865	c	995,893
Parkway Properties	29,029	c	529,779
Pennsylvania Real Estate
Investment Trust	32,322	c	583,412
Post Properties	27,142	c	1,332,672
PS Business Parks	10,590	c	885,536
Sabra Health Care	14,930	c	416,398
Saul Centers	3,911	c	185,225
Sovran Self Storage	16,697	c	1,226,395
Tanger Factory Outlet Centers	47,737	c	1,670,795
Universal Health Realty Income
Trust	7,162	c	302,523
Urstadt Biddle Properties, Cl. A	14,355	c	296,574
			23,808,583
Retailing--5.3%
Aeropostale	36,652	a,b	183,993
Barnes & Noble	16,691	a	348,842
Big 5 Sporting Goods	10,389		166,743
Blue Nile	5,787	a	201,388
Brown Shoe Company	21,285		564,904
Buckle	14,161	b	648,574
Cato, Cl. A	13,321		360,200

Children's Place Retail Stores	11,446		570,125
Christopher & Banks	18,723	a	123,759
Finish Line, Cl. A	20,191		546,974
Francesca's Holdings	21,121	a	383,135
Fred's, Cl. A	17,024		306,602
FTD Companies	8,546	a	271,848
Genesco	10,749	a	801,553
Group 1 Automotive	9,718		638,084
Haverty Furniture	12,247		363,736
Hibbett Sports	11,798	a	623,878
JOS. A. Bank Clothiers	13,654	a,b	877,952
Kirkland's	7,728	a	142,891
Lithia Motors, Cl. A	12,052		800,976
Lumber Liquidators Holdings	13,265	a	1,244,257
MarineMax	10,389	a	157,809
Men's Wearhouse	22,715		1,112,581
Monro Muffler Brake	12,562		714,527
NutriSystem	15,998		241,090
Outerwall	9,864	a,b	715,140
PEP Boys-Manny Moe & Jack	21,982	a	279,611
PetMed Express	10,485	b	140,604
Pool	21,379		1,310,960
Select Comfort	25,233	a	456,213
Sonic Automotive, Cl. A	15,865		356,645
Stage Stores	10,802		264,109
Stein Mart	13,136		184,035
Tuesday Morning	18,981	a	268,581
Vitamin Shoppe	12,630	a	600,178
VOXX International	13,561	a	185,514
Zale	15,482	a	323,729
Zumiez	10,052	a	243,660
			17,725,400
Semiconductors & Semiconductor Equipment--4.3%
Advanced Energy Industries	18,930	a	463,785
ATMI	13,952	a	474,508
Brooks Automation	37,126		405,787
Cabot Microelectronics	13,035	a	573,540
Ceva	8,215	a	144,255

Cirrus Logic	35,701	a,b	709,379
Cohu	10,332		110,966
Diodes	19,611	a	512,239
DSP Group	15,468	a	133,644
Entropic Communications	41,284	a	168,852
Exar	28,489	a	340,444
GT Advanced Technologies	59,479	a,b	1,014,117
Hittite Microwave	13,476		849,527
Kopin	33,071	a	125,008
Kulicke & Soffa Industries	39,138	a	493,530
Micrel	15,627		173,147
Microsemi	44,147	a	1,104,999
MKS Instruments	26,257		784,822
Monolithic Power Systems	14,984	a	580,930
Nanometrics	7,456	a	133,984
Pericom Semiconductor	18,958	a	148,441
Power Integrations	15,647		1,029,260
Rubicon Technology	5,484	a,b	61,914
Rudolph Technologies	13,391	a	152,791
Sigma Designs	11,989	a	57,068
Supertex	6,696	a	220,834
Synaptics	15,806	a,b	948,676
Tessera Technologies	19,840		468,819
TriQuint Semiconductor	72,173	a	966,396
Ultratech	10,042	a	293,126
Veeco Instruments	16,685	a	699,602
			14,344,390
Software & Services--6.9%
Blackbaud	25,251		790,356
Blucora	21,556	a	424,438
Bottomline Technologies	16,528	a	580,959
CACI International, Cl. A	11,491	a	848,036
Cardtronics	24,012	a	932,866
CIBER	42,057	a	192,621
comScore	14,967	a	490,768
CSG Systems International	19,876		517,571
Dealertrack Technologies	20,224	a	994,819
Dice Holdings	20,338	a	151,721

Digital River	15,624	a	272,326
Ebix	16,562	b	282,713
Epiq Systems	11,539		157,277
ExlService Holdings	17,056	a	527,201
Forrester Research	6,358		227,934
Heartland Payment Systems	17,890	b	741,540
Higher One Holdings	25,134	a	181,719
iGATE	14,596	a	460,358
Interactive Intelligence Group	6,555	a	475,237
j2 Global	20,840	b	1,043,042
Liquidity Services	10,712	a,b	279,048
LivePerson	19,892	a	240,096
LogMeIn	9,022	a	404,998
Manhattan Associates	38,967	a	1,365,014
MAXIMUS	31,230		1,400,978
MicroStrategy, Cl. A	4,226	a	487,638
Monotype Imaging Holdings	19,673		592,944
Monster Worldwide	46,383	a	346,945
NetScout Systems	19,889	a	747,429
NIC	30,000		579,300
OpenTable	10,061	a	773,993
Perficient	17,305	a	313,567
Progress Software	28,407	a	619,273
QuinStreet	15,810	a	104,978
Stamps.com	9,775	a	328,049
SYKES Enterprises	17,396	a	345,659
Synchronoss Technologies	13,984	a	479,511
Take-Two Interactive Software	46,292	a	1,015,184
Tangoe	14,111	a	262,323
TeleTech Holdings	13,192	a	323,336
Tyler Technologies	12,863	a	1,076,376
VASCO Data Security International	15,828	a	119,343
Virtusa	11,021	a	369,314
XO Group	16,836	a	170,717
			23,039,515
Technology Hardware & Equipment--7.6%
Agilysys	10,199	a	136,667
Anixter International	12,985		1,318,237

ARRIS Group	53,137	a	1,497,401
Badger Meter	6,473		356,662
Bel Fuse, Cl. B	5,939		130,064
Belden	19,517		1,358,383
Benchmark Electronics	29,707	a	672,864
Black Box	8,331		202,777
CalAmp	14,120	a	393,524
Checkpoint Systems	23,795	a	319,329
Cognex	38,057	a	1,288,610
Coherent	13,124	a	857,653
Comtech Telecommunications	6,381		203,299
CTS	21,006		438,605
Daktronics	20,749		298,578
Digi International	8,832	a	89,645
DTS	4,712	a	93,109
Electro Scientific Industries	14,370		141,544
Electronics For Imaging	20,976	a	908,471
FARO Technologies	7,367	a	390,451
FEI	19,769		2,036,602
Harmonic	60,638	a	432,955
Insight Enterprises	21,817	a	547,825
Ixia	26,316	a	328,950
Littelfuse	9,746		912,615
Measurement Specialties	6,606	a	448,217
Mercury Systems	8,112	a	107,160
Methode Electronics	16,396		502,701
MTS Systems	6,607		452,513
NETGEAR	17,031	a	574,456
Newport	19,216	a	397,387
Oplink Communications	8,606	a	154,564
OSI Systems	7,490	a	448,351
Park Electrochemical	9,316		278,269
PC-Tel	16,354		142,770
Plexus	18,457	a	739,572
Procera Networks	5,603	a,b	58,215
QLogic	43,176	a	550,494
Rofin-Sinar Technologies	14,989	a	359,136
Rogers	10,090	a	629,818

Sanmina	44,806	a	781,865
ScanSource	16,087	a	655,867
Super Micro Computer	17,599	a	305,695
SYNNEX	12,991	a	787,385
TTM Technologies	28,467	a	240,546
ViaSat	18,929	a	1,306,858
			25,276,659
Telecommunication Services--.6%
8x8	37,599	a	406,445
Atlantic Tele-Network	6,427		423,668
Cbeyond	16,460	a	119,335
Cincinnati Bell	89,928	a	311,151
General Communication, Cl. A	19,826	a	226,215
Lumos Networks	5,197		69,484
NTELOS Holdings	10,360	b	139,860
USA Mobility	11,989		217,840
			1,913,998
Transportation--1.7%
Allegiant Travel	6,356		711,427
Arkansas Best	14,393		531,821
Atlas Air Worldwide Holdings	9,967	a	351,536
Forward Air	13,988		644,987
Heartland Express	24,403		553,704
Hub Group, Cl. A	17,847	a	713,702
Knight Transportation	24,977		577,718
Matson	19,083		471,159
Roadrunner Transportation Systems	11,917	a	300,785
Saia	11,020	a	421,074
SkyWest	26,671		340,322
			5,618,235
Utilities--3.5%
Allete	16,206		849,519
American States Water	19,760		638,050
Avista	29,090		891,608
El Paso Electric	19,940		712,456
Laclede Group	12,444		586,735
New Jersey Resources	21,225		1,057,005
Northwest Natural Gas	14,649		644,702

NorthWestern	18,306		868,254
Piedmont Natural Gas	34,406	b	1,217,628
South Jersey Industries	13,849		776,790
Southwest Gas	23,235		1,241,911
UIL Holdings	24,217		891,428
UNS Energy	20,694		1,242,261
			11,618,347
Total Common Stocks
(cost $211,216,842)			330,076,295
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.05%, 6/26/14
(cost $209,973)	210,000	[d]	209,984

Other Investment--1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,465,845)	3,465,845	[e]	3,465,845
Investment of Cash Collateral for
Securities Loaned--5.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $19,440,924)	19,440,924	[e]	19,440,924
Total Investments (cost $234,333,584)	105.8%		353,193,048
Liabilities, Less Cash and Receivables	(5.8%)		(19,501,397)
Net Assets	100.0%		333,691,651

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $19,338,125 and the value of the collateral held by the fund was $19,440,924.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $118,859,464 of which $123,988,790 related to appreciated investment and $5,129,326 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposessubstantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.0
Banks	8.6
Technology Hardware & Equipment	7.6
Health Care Equipment & Services	7.2
Real Estate	7.1
Short-Term/Money Market Investments	6.9
Software & Services	6.9
Materials	6.7
Retailing	5.3
Energy	4.5
Semiconductors & Semiconductor Equipment	4.3
Consumer Services	4.1
Consumer Durables & Apparel	4.0
Diversified Financials	3.5
Utilities	3.5
Commercial & Professional Services	3.4
Pharmaceuticals, Biotech & Life Sciences	3.0
Food, Beverage & Tobacco	2.4
Insurance	1.9
Transportation	1.7
Food & Staples Retailing	.8
Automobiles & Components	.7
Media	.7
Telecommunication Services	.6
Household & Personal Products	.4
105.8

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
March 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2014	($)
Financial Futures Long
Russell 2000 E-mini	34	3,979,700	June 2014	(28,770)

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	329,582,765	-	-	329,582,765
Equity Securities - Foreign Common Stocks+	493,530	-	-	493,530
Mutual Funds	22,906,769	-	-	22,906,769
U.S. Treasury	-	209,984	-	209,984
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(28,770)	-	-	(28,770)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund at period end
March 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk,
as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
March 31, 2014 (Unaudited)

Common Stocks--92.2%	Shares		Value ($)
Application Software--10.7%
Adobe Systems	151,450	a	9,956,323
Concur Technologies	47,940	a	4,749,416
salesforce.com	197,790	a	11,291,831
Workday, Cl. A	64,050	a	5,856,092
			31,853,662
Communications Equipment--11.4%
Ciena	554,550	a	12,610,467
JDS Uniphase	490,410	a	6,865,740
Juniper Networks	552,890	a	14,242,446
			33,718,653
Computer Storage & Peripherals--6.1%
EMC	332,060		9,101,765
Western Digital	99,100		9,099,362
			18,201,127
Data Processing & Outsourced Services--4.5%
Visa, Cl. A	61,720		13,322,879
Electronic Components--2.5%
Amphenol, Cl. A	81,250		7,446,563
Internet Retail--9.8%
Amazon.com	28,590	a	9,621,107
Netflix	20,580	a	7,244,777
priceline.com	10,270	a	12,240,710
			29,106,594
Internet Software & Services--18.7%
Akamai Technologies	193,430	a	11,259,560
Baidu, ADR	32,220	a	4,909,684
Facebook, Cl. A	237,290	a	14,294,350
Google, Cl. A	10,590	a	11,802,661
LinkedIn, Cl. A	41,290	a	7,636,173
Twitter	118,547	b	5,532,588
			55,435,016

IT Consulting & Other Services--6.5%
Accenture, Cl. A	126,720		10,102,118
Cognizant Technology Solutions,
Cl. A	181,210	a	9,171,038
			19,273,156
Semiconductor Equipment--4.0%
Applied Materials	574,930		11,740,071
Semiconductors--10.4%
Micron Technology	235,580	a	5,573,823
Texas Instruments	226,760		10,691,734
Xilinx	265,620		14,415,197
			30,680,754
Systems Software--7.6%
Microsoft	245,400		10,058,946
ServiceNow	98,720	a	5,915,302
VMware, Cl. A	60,840	a	6,571,937
			22,546,185
Total Common Stocks
(cost $206,523,914)			273,324,660

Other Investment--7.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,467,446)	23,467,446	[c]	23,467,446
Investment of Cash Collateral for
Securities Loaned--1.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,576,832)	5,576,832	[c]	5,576,832
Total Investments (cost $235,568,192)	102.0%		302,368,938
Liabilities, Less Cash and Receivables	(2.0%)		(5,868,969)
Net Assets	100.0%		296,499,969

ADR - American Depository Receipts

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $5,394,212 and the value of the collateral held by the fund was $5,576,832.
c Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $66,800,746 of which $70,706,881 related to appreciated investment securities and $3,906,135 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Internet Software & Services	18.7
Communications Equipment	11.4
Application Software	10.7
Semiconductors	10.4
Internet Retail	9.8
Money Market Investments	9.8
Systems Software	7.6
IT Consulting & Other Services	6.5
Computer Storage & Peripherals	6.1
Data Processing & Outsourced Services	4.5
Semiconductor Equipment	4.0
Electronic Components	2.5
102.0

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	268,414,976	-	-	268,414,976
Equity Securities - Foreign Common Stocks+	4,909,684	-	-	4,909,684
Mutual Funds	29,044,278	-	-	29,044,278

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)